Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 71.8	$ 172.6	$ 162.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and Amortization	69.8	57.5	55.2
Deferred income tax provision (benefit)	13.4	3.6	(69.0)
Premium on early extinguishment of long-term debt	0	0.9	27.8
Provision for doubtful accounts	0.3	2.0	2.5
Stock compensation expense	10.4	5.4	4.4
Income related to previously owned equity affiliates	(23.4)	(152.0)	(42.0)
Dividends and distributions received	0	6.0	24.2
Changes in assets and liabilities, net of acquisitions:
Decrease (increase) in accounts receivable	1.2	7.3	(20.2)
(Increase) decrease in inventories	(3.0)	8.0	(27.4)
Increase in accounts payable	16.8	11.2	36.6
(Decrease) increase in pension and other post-retirement benefits	(41.7)	30.2	(38.0)
(Decrease) increase in accrued expenses and other assets and liabilities	(8.7)	(80.2)	24.1
Net cash provided by operating activities	106.9	72.5	140.8
Investing activities
Capital expenditures	(57.4)	(54.1)	(39.5)
Business acquisitions, net of cash acquired	(33.8)	(508.4)	(3.3)
Proceeds from sale of investment in equity affiliates and other assets	18.9	140.0	41.1
Net cash used in investing activities	(72.3)	(422.5)	(1.7)
Financing activities
Change in short-term and current portion of long-term debt	0.8	0	(0.4)
Issuance of long-term debt, net of discounts and debt issuance costs	0	285.5	353.6
Repayment of long-term debt	(3.0)	(42.9)	(317.1)
Purchase of common shares	(15.9)	(73.6)	0
Premium on early extinguishment of long-term debt	0	(0.9)	(27.8)
Cash dividends paid	(16.9)	(11.1)	0
Proceeds from the exercise of stock options	15.1	6.9	7.4
Proceeds from noncontrolling interests	2.4	0	0
Net cash (used) provided by financing activities	(17.5)	163.9	15.7
Effect of exchange rate changes on cash	1.0	(0.1)	0.6
Increase (decrease) in cash and cash equivalents	18.1	(186.2)	155.4
Cash and cash equivalents at beginning of year	191.9	378.1	222.7
Cash and cash equivalents at end of year	$ 210.0	$ 191.9	$ 378.1